CONCENTRATIONS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Unusual Risk or Uncertainty [Line Items]
Current assets	$ 3,673,974	$ 4,584,700	$ 1,787,707
Total assets	20,153,284	23,107,260	5,772,614
Current liabilities	(7,396,399)	(8,144,125)	(3,408,543)
Subsidiary in Pakistan [Member]
Unusual Risk or Uncertainty [Line Items]
Current assets	158,294	698,174	529,260
Non-current assets	1,332,363	1,355,333	448,397
Total assets	1,490,657	2,053,507	977,657
Current liabilities	(1,333,779)	(1,233,618)	(859,062)
Non-current liabilities	(16,539)	(23,280)	(3,598)
Total liabilities	$ 140,339	$ 796,609	$ 114,997